ACQUISITION OF KANAB CORP. (Details Narrative)	Jul. 31, 2021 USD ($) shares
Business Acquisition [Line Items]
Development Costs, Period Cost | $	$ 11,500
Kanab Corp [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage	100.00%
Kanab Corp [Member] | Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage	100.00%
Stock Issued During Period, Shares, Acquisitions | shares	300,000